UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
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           527 Madison Avenue, 9th Floor
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           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           --------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
           --------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner New York, New York   08/16/10
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

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $83,883
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number              Name
   ---            -----------                ----------------------------
    1              28-7384                      Nathaniel Bohrer
   ---            -----------                ----------------------------
    2              28-7750                      Marjorie Gochberg Kellner
   ---            -----------                ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores                COM              65440K106      592     40,000   SH        Other     1 2 3          40,000
Abraxis Bioscience Inc              COM              00383Y102     1484     20,000   SH        Other     1 2 3          20,000
Air Products                        COM              009158106      583      9,000   SH        Other     1 2 3           9,000
Airgas Inc                          COM              009363102    1,866     30,000   SH        Other     1 2 3          30,000
Alcon Inc                         COM SHS            H01301102    4,001     27,000   SH        Other     1 2 3          27,000
American Italian Pasta Co          CL A              027070101    4,230     80,000   SH        Other     1 2 3          80,000
Apple Computer Inc                  COM              037833100      755      3,000   SH        Other     1 2 3           3,000
Arena Resources Inc                 COM              040049108      857     26,876   SH        Other     1 2 3          26,876
Argon St Inc                        COM              040149106      868     25,300   SH        Other     1 2 3          25,300
Argon St Inc                        COM              040149956      691     25,000   SH   PUT  Other     1 2 3          25,000
ATS Medical Inc                     COM              002083103      794    200,000   SH        Other     1 2 3         200,000
Avis Budget Group Inc               COM              053774105      141     14,400   SH        Other     1 2 3          14,400
Bell Microproducts Inc              COM              078137106    1,759    251,992   SH        Other     1 2 3         251,992
Biogen Idec Inc                     COM              09062X953      475     10,000   SH   PUT  Other     1 2 3          10,000
Biovail Corp                        COM              09067J109      722     37,500   SH        Other     1 2 3          37,500
Boots & Coots Inc                 COM NEW            099469504      738    250,000   SH        Other     1 2 3         250,000
California Pizza Kitchen Inc        COM              13054D959      303     20,000   SH   PUT  Other     1 2 3          20,000
Casey's General Store Inc           COM              147528103    2,286     65,500   SH        Other     1 2 3          65,500
Charles River Labs                  COM              159864107      684     20,000   SH        Other     1 2 3          20,000
Children's Place                    COM              168905107    1,101     25,000   SH        Other     1 2 3          25,000
Citigroup Inc                       COM              172967101      150     40,000   SH        Other     1 2 3          40,000
Collective Brands Inc               COM              19421W950      790     50,000   SH   PUT  Other     1 2 3          50,000
Columbia Labs Wrts                  COM              197990195        -    218,747   SH        Other     1 2 3         218,747
Cornell Companies Inc               COM              219141108    2,330     86,700   SH        Other     1 2 3          86,700
Cybersource Corp                    COM              23251J106    1,021     40,000   SH        Other     1 2 3          40,000
Divx Inc                            COM              255413106      651     85,000   SH        Other     1 2 3          85,000
Dollar Thrifty Auto                 COM              256743105    2,169     50,900   SH        Other     1 2 3          50,900
Double- Take Software Inc           COM              258598101      525     50,000   SH        Other     1 2 3          50,000
Dyncorp Intl Inc                   CL A              26817C101      263     15,000   SH        Other     1 2 3          15,000
Eclipsys Corp                       COM              278856109      491     27,500   SH        Other     1 2 3          27,500
EV3 Inc                             COM              26928A200    1,681     75,000   SH        Other     1 2 3          75,000
Exxon Mobil Corp                    COM              30231G102      525      9,198   SH        Other     1 2 3           9,198
Foot Locker Inc                     COM              344849104    1,578    125,000   SH        Other     1 2 3         125,000
Fossil Inc                          COM              349882100      347     10,000   SH        Other     1 2 3          10,000
General Growth Prop.                COM              370021107      199     15,000   SH        Other     1 2 3          15,000
Gerdau Ameristeel Corp              COM              37373P105      627     57,500   SH        Other     1 2 3          57,500
Hertz Global Holdings               COM              42805T105      212     22,400   SH        Other     1 2 3          22,400
InfoGroup                           COM              45670g108      451     56,500   SH        Other     1 2 3          56,500
Jos A Bank Clothiers                COM              480838101      918     17,000   SH        Other     1 2 3          17,000
Krispy Kreme Doughnuts              COM              501014104      292     86,500   SH        Other     1 2 3          86,500
Lattice Semiconductor               COM              518415104      217     50,000   SH        Other     1 2 3          50,000
Liberty Acquisition Hldg            COM              53015y107    1,184    119,201   SH        Other     1 2 3         119,201
Lihir Gold ADR                 SPONSORED ADR         532349107    2,177     60,500   SH        Other     1 2 3          60,500
Macy's Inc                          COM              55616P904    1,790    100,000   SH  CALL  Other     1 2 3         100,000
Mariner Energy                      COM              56845T305    2,309    107,500   SH        Other     1 2 3         107,500
Medical Nutritional USA Inc         COM              58461X107       79     20,000   SH        Other     1 2 3          20,000
Millipore                           COM              601073109    9,172     86,000   SH        Other     1 2 3          86,000
Moduslink Global Solutions Inc      COM              60786L107       48      5,750   SH        Other     1 2 3           5,750
NBTY Inc                            COM              628782104    1,701     50,000   SH        Other     1 2 3          50,000
Netlogic Microsystems               COM              64118B100      544     20,000   SH        Other     1 2 3          20,000
Nordstrom Inc                       COM              655664100      483     15,000   SH        Other     1 2 3          15,000
Novell Inc                          COM              670006105      398     70,000   SH        Other     1 2 3          70,000
Odyssey Healthcare Inc              COM              67611V101    3,081    115,300   SH        Other     1 2 3         115,300
O'reilly Automotive                 COM              686091109    1,189     25,000   SH        Other     1 2 3          25,000
Pactiv Corp                         COM              695257105      279     10,000   SH        Other     1 2 3          10,000
Phase Forward Inc                   COM              71721R406      751     45,000   SH        Other     1 2 3          45,000
Polycom Inc                         COM              73172K104      223      7,500   SH        Other     1 2 3           7,500
Psychiatric Solutions Inc           COM              74439h108    1,652     50,500   SH        Other     1 2 3          50,500
Qwest Communications Intl In        COM              749121109      396     75,362   SH        Other     1 2 3          75,362
RCN Corp                          COM NEW            749361200      518     35,000   SH        Other     1 2 3          35,000
Senorx Inc                          COM              81724W104      549     50,000   SH        Other     1 2 3          50,000
Smith International Inc             COM              832110100    3,012     80,000   SH        Other     1 2 3          80,000
Somanetics Corp                   COM NEW            834445405    1,248     50,000   SH        Other     1 2 3          50,000
Sonicwall Inc                       COM              835470105      235     20,000   SH        Other     1 2 3          20,000
Starbucks Corp                      COM              855244109      486     20,000   SH        Other     1 2 3          20,000
Sybase Inc                          COM              871130100    8,567    132,500   SH        Other     1 2 3         132,500
Thomas Weisel Partners              COM              884481102      295     50,000   SH        Other     1 2 3          50,000
Williams Sonoma Inc                 COM              969904101      310     12,500   SH        Other     1 2 3          12,500
WuXI Pharmatech Cayman Inc     SPONS ADR SHS         929352102      519     32,500   SH        Other     1 2 3          32,500
WuXI Pharmatech Cayman Inc          COM              929352952      160     10,000   SH   PUT  Other     1 2 3          10,000
Xerox Corp (JMR)                    COM              984121103      161     20,000   SH        Other     1 2 3          20,000